Acquisitions of and investment in businesses - At Home Health Equipment, LLC - Narratives (Details) - At Home Health Equipment, LLC - USD ($)		12 Months Ended
	Jan. 01, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 13,650,000
Cash consideration	$ 11,978,000		$ 1,672,000
Discount rate	3.40%
Fair value of holdback consideration	$ 1,288,000
Collection of certain accounts receivable	384,000
Professional fees in conjunction with the acquisition	$ 83,000
Acquisition-related costs
Disclosure of detailed information about business combination [line items]
Additional consideration paid in working adjustment		$ 51,000